26 EMPLOYEE BENEFITS (Details 18) - Post-employment Healthcare Benefits [Member] R$ in Thousands	Dec. 31, 2019 BRL (R$)
EmployeeBenefitsLineItems [Line Items]
Year 1	R$ 83,290
Year 2	80,574
Year 3	77,649
Year 4	74,529
Year 5	71,218
Next 5 years	301,853
Total forecast payments	R$ 689,113